Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF	Mar. 01, 2024
Fidelity International Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	14.15%
Since Inception	4.14%	[1]
Fidelity International Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.54%
Since Inception	3.64%	[1]
Fidelity International Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.05%
Since Inception	3.34%	[1]
IXYVF
Average Annual Return:
Past 1 year	14.62%
Since Inception	4.67%	[1]
MC040
Average Annual Return:
Past 1 year	18.21%
Since Inception	6.82%	[1]

[1]	AFrom February 26, 2019.